Investments	12 Months Ended
Dec. 31, 2017
Disclosure Of Investments [Abstract]
Investments
13.	INVESTMENTS

The Corporation held the following investments:

	As at December 31,
	2017	2016
	$000’s	$000’s
	Carrying value & fair value	Carrying value & fair value
Funds – Available-for-sale	7,045	65,427
Bonds – Available-for-sale	115,343	91,696
Debentures – Fair value through profit/loss[1]	—	7,556
Equity in quoted companies – Available-for-sale	280	123,808
Equity in private companies – Available-for-sale	6,981	6,921
Total investments	129,649	295,408
Current portion	122,668	288,487
Non-current portion	6,981	6,921

[1]

A financial asset is designated as fair value through profit or loss on initial recognition if it is part of a contract containing one or more embedded derivatives and the entire contract is designated as such.

Investments relate primarily to customer deposits held in accounts segregated from investments held for operational purposes. As of December 31, 2017, Customer deposits were covered by $122.7 million in investments and $227.1 million in cash.

During the year ended December 31, 2017, a wholly owned subsidiary of the Corporation entered into a support agreement (the “Support Agreement”) with Scientific Games relating to the proposed acquisition by Scientific Games of all outstanding ordinary shares of NYX Gaming Group. After entering into the Support Agreement, the Corporation completed the disposition of all its NYX Gaming Group investments to Scientific Games (note 7).  The gains are presented in income from investments in the consolidated statements of earnings.

The Corporation also completed the sale of its investments in Jackpotjoy during the year ended December 31, 2017, (note 7). The gains are presented in income from investments in the consolidated statements of earnings.

There were no impairments recognized on investments during the year ended December 31, 2017 (December 31, 2016: $3.19 million).  See note 31 for details on credit risk.

The following table provides information about the carrying value of bonds and debentures held by the Corporation that are due over the current and non-current terms:

	1 year or less $000’s	1 to 5 years $000’s	Greater than 5 years $000’s
Bonds	38,014	72,645	4,684
Total	38,014	72,645	4,684

For the year ended December 31, 2017, the Corporation recognized a gain from current investments as follows:

	Funds $000’s	Bonds $000’s	Debentures $000’s	Equity in quoted companies $000’s	Equity in private companies $000’s	Total $000’s
Investment income earned	473	2,647	253	1,182	186	4,741
Realized gains	3,657	2,330	—	35,096	—	41,083
Unrealized losses	(4,299)	(1,969)	—	(78)	—	(6,346)
Changes in fair value through profit/loss	—	—	—	—	13	13
Total	(169)	3,008	253	36,200	199	39,491

Investment income from bonds and debentures includes interest income and premium and discount amortization. Income from funds and equity includes dividends and distributions from quoted companies.

Debentures – Fair value through profit or loss

During the year ended December 31, 2014, the Corporation acquired then-convertible debentures for a total cost of CDN$9 million from NYX Gaming Group, which bear interest at 6.00% per annum (the Corporation originally acquired CDN$10 million of such debentures but subsequently sold and assigned CDN$1 million of the same soon thereafter). The debentures previously had a maturity date of November 17, 2016 and were convertible at the Corporation’s option into fully paid common shares of NYX Gaming Group at any time prior to the maturity date at a conversion price of CDN$3.20 per common share. However, pursuant to an amendment to the debentures, the Corporation and NYX Gaming Group extended the maturity date of the debentures and agreed that they would be repaid solely in cash monthly payments of CDN$1 million beginning on May 17, 2017 until the balance due date of April 17, 2018, subject to certain automatic set-off rights against a supplier licensing agreement the Corporation had entered into with NYX Gaming Group (the “Licensing Agreement”) (see note 24 where this commitment is presented as the minimum revenue guarantee related to the Chartwell/Cryptologic Sale).  The debentures were fully repaid during the year ended December 31, 2017.

Debentures
$000’s
As at January 1, 2016	12,260
Realized gain on investment	1,035
Unrealized loss on investment	(909)
Converted to equity	(5,310)
Translation	480
As at December 31, 2016	7,556
Realized gain on investment	253
Redemption of debenture	(8,365)
Translation	556
As at December 31, 2017	—

Subsidiaries

As at December 31, 2017, the Corporation had the following significant subsidiaries:

Name of principal subsidiary	Country of incorporation	Principal business	Percentage of ownership
Stars Group Holdings B.V.	Netherlands	Intermediate holding company and investment vehicle	100%
Stars Interactive Holdings (IOM) Limited	Isle of Man	Intermediate holding company	100%
Worldwide Independent Trust Limited	Isle of Man	Treasury	100%
REEL Italy Limited	Malta	Various	100%
Rational Entertainment Enterprises Limited	Isle of Man	Gaming services	100%
Naris Limited	Isle of Man	Treasury	100%
Stars Interactive Limited	Isle of Man	Intermediate holding company	100%
RG Cash Plus Limited	Isle of Man	Treasury	100%
Rational Gaming Europe Limited	Malta	Various	100%
REEL Spain Plc	Malta	Gaming services	100%